Summary of Principal Accounting Policies	9 Months Ended
Sep. 30, 2011
Summary of Principal Accounting Policies
Summary of Principal Accounting Policies

2. Summary of Principal Accounting Policies

(a)    Basis of presentation

        The unaudited condensed consolidated financial statements included herein are unaudited and have been prepared and presented in accordance with accounting principles generally accepted in the United States of America ("US GAAP")and applicable rules and regulations of the Securities and Exchange Commission, regarding interim financial reporting, and include all normal and recurring adjustments that management of the Group considers necessary for a fair presentation of its financial position and operating results. Certain information and footnote disclosures normally included in the financial statements prepared in accordance with US GAAP have been condensed or omitted pursuant to such rules and regulations. Accordingly, these statements should be read in conjunction with the audited consolidated financial statements and accompanying notes thereto contained in the Company's consolidated financial statements as of and for the three years ended December 31, 2010.

(b)    Basis of consolidation

        The unaudited condensed consolidated financial statements include the unaudited condensed financial statements of E-House, its majority owned subsidiaries and its consolidated VIEs, Shanghai Tian Zhuo Advertising Co., Ltd. ("Tian Zhuo") and Beijing Yisheng Leju Information Services Co., Ltd. ("Beijing Leju"). All inter-company transactions and balances have been eliminated in consolidation.

        The Group evaluates each of its interests in private companies to determine whether or not the investee is a VIE and, if so, whether the Group is the primary beneficiary of such VIE. If deemed the primary beneficiary, the Group consolidates the VIE.

        Revenues, expenses, assets and liabilities can vary during each quarter of the year. Therefore, the results and trends in these interim unaudited condensed consolidated financial statements may not be the same as those for the full year.

        The following financial statement amounts and balances of Tian Zhuo were included in the accompanying unaudited condensed consolidated financial statements:

	December 31, 2010	September 30, 2011
	$	$
Cash and cash equivalents	12,133,157	4,497,777
Accounts receivable, net of allowance for doubtful accounts	3,649,591	1,777,105
Prepaid expenses and other current assets	1,511,617	3,335,412

Total current assets	17,294,365	9,610,294
Property and equipment, net	733,383	260,769
Intangible assets, net	913,235	608,867
Goodwill	4,269,149	3,602,892
Other non-current assets	646,419	—
Investment in affiliates	—	7,756,031

Total assets	23,856,551	21,838,853

Accounts payable	319,812	106,930
Accrued payroll and welfare expenses	611,029	30,700
Income tax payable	1,156,467	651,370
Other tax payable	412,247	101,533
Other current liabilities	960,528	80,194

Total current liabilities	3,460,083	970,727
Deferred tax liabilities, non-current	202,955	152,216

Total liabilities	3,663,038	1,122,943

	Nine Months Ended September 30,
	2010	2011
	$	$
Total revenues	5,474,642	3,624,377
Net loss	(1,927,644)	(2,834,248)

        The following financial statement amounts and balances of Beijing Leju were included in the accompanying unaudited condensed consolidated financial statements:

	December 31, 2010	September 30, 2011
	$	$
Cash and cash equivalents	41,914,203	38,617,222
Accounts receivable, net of allowance for doubtful accounts	35,028,633	57,957,535
Prepaid expenses and other current assets	10,192,141	7,557,279

Total current assets	87,134,977	104,132,036
Property and equipment, net	3,166,749	3,892,530
Intangible assets, net	967,240	47,575,735
Goodwill	396,736	13,013,358
Investment in affiliates	71,923	74,853
Other non-current assets	799,913	1,915,689

Total assets	92,537,538	170,604,201

Accounts payable	2,457,880	2,003,831
Accrued payroll and welfare expenses	5,387,306	11,640,968
Income tax payable	2,667,793	2,448,052
Other tax payable	2,553,470	4,189,382
Liability for exclusive rights with Baidu	—	13,359,983
Other current liability	5,767,960	14,883,274

Total current liabilities	18,834,409	48,525,490
Deferred tax liabilities, non-current	221,976	1,560,018
Liability for exclusive rights with Baidu, non-current	—	20,679,586

Total liabilities	19,056,385	70,765,094

	Nine Months Ended September 30,
	2010	2011
	$	$
Total revenues	32,749,589	66,253,848
Net income (loss)	304,901	(4,163,056)

        There are no consolidated VIE's assets that are collateral for the VIE's obligations and are not restricted solely to settle the VIE's obligations.

(c)    Use of estimates

        The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from such estimates. Significant accounting estimates reflected in the Group's financial statements include useful lives and valuation of long-lived assets, valuation of goodwill, allowance for doubtful accounts, assumptions related to share-based compensation arrangements, assumptions related to the consolidation of entities in which the Group holds variable interests, and the valuation allowance on deferred tax assets.

(d)    Fair value of financial instruments

        The Group records certain of its financial assets and liabilities at fair value on a recurring basis. Fair value reflects the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

        The carrying amount of cash, restricted cash, accounts receivable, current portion of customer deposits, other receivables, accounts payable, other payables and amounts due from/to related parties approximates fair value due to their short-term nature.

        The fair value of the non-current portion of other receivables was nil and $20,763,440 as of December 31, 2010 and September 30, 2011, respectively, based on discounted cash flows. The fair value of the non-current portion of customer deposits was $1,681,695 and $2,917,759 as of December 31, 2010 and September 30, 2011, respectively, based on discounted cash flows.

(e)    Restricted cash

        The Group provides brokerage service for secondary properties. Upon consent of the property buyers and sellers, the sales proceeds can be paid through the Group's accounts, which are put into the custody of the designated bank and can only be used as consideration to the property sellers when the transactions are completed. The Group records the proceeds relating to these transactions as restricted cash and other current liabilities. These restricted cash accounts totaled $5,389,304 and $1,220,466 as of December 31, 2010 and September 30, 2011, respectively. In connection with certain primary real estate agency agreements, the Group is required by the developers to maintain certain bank deposits under both parties' custody through the contract periods or until the presale permits are obtained for the underlying projects. The bank deposits will be paid to the developer and recorded as customer deposits upon obtaining the presale permits. These restricted cash accounts were $1,596,105 and $866,853 as of December 31, 2010 and September 30, 2011, respectively.

(f)    Customer deposits

        The Group provides sales agency services for primary real estate development projects, some of which require the Group to pay an upfront and refundable deposit as demonstration of the Group's financial strength and commitment to provide high quality service. These deposits are refunded to the Group at the end of the contractual sales period or at a date specified in the agency contracts. Certain of the Group's contracts provide that if the group breaches the contract, any corresponding penalties may be deducted from the deposit. Customer deposits are recorded as either current or non-current assets based on the Group's estimate of the date of refund.

        Customer deposits as of December 31, 2010 included $14,344,620 that was secured by the right to purchase 81 units of property in a development project at a prescribed price and a $44,000,000 deposit paid to a third party to assist it with the acquisition of a real estate development project entity, which will ultimately be converted to customer deposits upon the Group obtaining the exclusive sales agent right. Customer deposits as of September 30, 2011 included $14,949,105 that was secured by the right to purchase 81 units of property in a development project at a prescribed price.

(g)    Income taxes

        The effective tax rate is based on expected income and statutory tax rates. For interim financial reporting, the Group estimates the annual tax rate based on projected taxable income for the full year and records a quarterly income tax provision in accordance with the applicable accounting standard for income taxes in interim periods. As the year progresses, the Group refines the estimates of the year's taxable income as new information becomes available. This continual estimation process often results in a change to the expected effective tax rate for the year. When this occurs, the Group adjusts the income tax provision during the quarter in which the change in estimate occurs so that the year-to-date provision reflects the expected annual tax rate.

(h)    Revenue recognition

        Effective January 1, 2011, the Group adopted the provisions of Financial Accounting Standards Board ("FASB") Accounting Standards Update No. 2009-13 ("ASU 2009-13"), "Multiple-Deliverable Revenue Arrangements", prospectively for all new and materially modified arrangements. ASU 2009-13 requires the Group to allocate revenue to arrangement deliverables using the relative selling price method.

        The Group has multiple element arrangements that may include provision of primary real estate services, online advertising, promotional events services, consulting services and/or subscription for the CRIC system. Consulting services includes periodic consulting services and project-based consulting services. Project-based consulting services involve providing real estate consulting services to customers in relation to land acquisition and property development. In certain instances, payment is contingent upon the delivery of a final product, such as closing a land acquisition transaction or providing a market study report. Revenue is recognized under such arrangements upon delivery of the final product, assuming customer acceptance has occurred and the fee is no longer contingent. Periodic consulting services involve providing consulting periodically during the development stage of a real estate project, such as monthly market updates, and/or CRIC system subscription services. The contractual period for such arrangements is usually between one and twelve months with revenue being recognized ratably over such period.

        The Group has determined that each of the deliverables listed above is considered a separate unit of account as each has value to the customer on a standalone basis and has been sold separately on a standalone basis, there is no general right of return on delivered items and the delivery or performance of the undelivered item(s) is considered probable and substantially in the control of the Group.

        The Group allocates arrangement consideration in multiple-deliverable revenue arrangements at the inception of an arrangement to all deliverables based on the relative selling price in accordance with the selling price hierarchy, which includes: (i) vendor-specific objective evidence ("VSOE") if available; (ii) third-party evidence ("TPE") if VSOE is not available; and (iii) best estimate of selling price ("BESP") if neither VSOE nor TPE is available.

        VSOE.    The Group determines VSOE based on its historical pricing and discounting practices for the specific service when sold separately. In determining VSOE, the Group requires that a substantial majority of the selling prices for these services fall within a reasonably narrow pricing range. The Group has historically priced its commission rate for the primary real estate services, periodic consulting services, subscription for the CRIC system and online advertising within a narrow range. As a result, the Group has used VSOE to allocate the selling price of primary real estate services, periodic consulting services, subscription for the CRIC system and online advertising under these multiple element arrangement. The Group has not historically priced project-based consulting service and promotional event services within a narrow range, therefore, the Group considers TPE and BESP as discussed below.

        TPE.    When VSOE cannot be established for deliverables in multiple element arrangements, the Group applies judgment with respect to whether it can establish a selling price based on TPE. TPE is determined based on competitor prices for similar deliverables when sold separately. Generally, the Group's marketing strategy differs from that of its peers and its offerings contain a significant level of differentiation such that the comparable pricing of services with similar functionality cannot be obtained. Furthermore, the Group is unable to reliably determine what similar competitor services' selling prices are on a stand-alone basis. As a result, the Group has not been able to establish selling price based on TPE.

        BESP.    When it is unable to establish selling price using VSOE or TPE, the Group uses BESP in its allocation of arrangement consideration. The objective of BESP is to determine the price at which the Group would transact a sale if the service were sold on a stand-alone basis. The Group determines BESP for deliverables by considering multiple factors including, but not limited to, prices it charged for similar offerings, market conditions, specification of the services rendered and pricing practices. The Group has used BESP to allocate the selling price of project-based consulting service and promotional event services under these multiple element arrangement.

        The process for determining BESP for deliverables without VSOE or TPE involves management's judgment. The Group's process considers multiple factors that may vary depending upon the unique facts and circumstances related to each deliverable. Key factors that the Group considered in developing its BESPs include prices charge for similar offerings, service scope and historical pricing practices. If the facts and circumstances underlying the factors the Group considered change, or should subsequent facts and circumstances lead the Group to consider additional factors, the Group's BESPs could change in future periods.

        The Group regularly reviews the evidence of selling price for its services and maintains internal controls over the establishment and updates of these estimates. There were no material changes in estimated selling price for its services during the nine month period ended September 30, 2011 and the Group does not expect a material changes in BESP in the foreseeable future.

        Under the previous accounting literature, when an arrangement included project-based consulting services and subscriptions for the CRIC system, the entire arrangement was considered a single unit of account as the Group did not have VSOE for project-based consulting services. Revenue was recognized based on the revenue recognition model for the final deliverable in the arrangement, which was typically the subscription for the CRIC system, which required ratable recognition over the subscription period. The Group had objective and reliable evidence of the fair value of the CRIC subscription service. As such, upon delivery of the consulting product, the Group deferred the fair value of the remaining CRIC subscription and recognized the residual amount, or the difference between the remaining fair value of the CRIC subscription and the total arrangement fee, as revenue, assuming all other revenue recognition criteria had been met. The residual amount recognized was limited to the cumulative amount due under the terms of the arrangement. Under ASU 2009-13, the Group is required to use BESP when neither VSOE nor TPE is available. As a result, the Group is able to recognize the relative fair value of the elements as they are delivered, assuming other revenue recognition criteria are met.

        If the Group were to apply the new revenue recognition guidance as if it had early adopted the guidance for the year ended December 31, 2010, there would have been no material effect on revenue during that period. Additionally, the adoption of ASU 2009-13 did not have a material impact on revenue for the nine months ended September 30, 2011 when compared to the revenue that would have been recognized under the guidance in effect prior to adoption of ASU 2009-13 as the BESP of project-based consulting and VSOE of the subscription for the CRIC system has historically approximated its respective contract price and the project-based consulting services have generally been delivered at the beginning of the subscription period. The effect of adopting this guidance in future periods will depend on the nature of the Group's customer arrangements in those periods, including the nature of services included in those arrangements, the magnitude of revenue associated with certain deliverables in those arrangements, and the timing of delivery of the related services in those arrangements, among other considerations. While the effect in future periods is dependent on these factors and future go-to-market strategies, the Group does not currently expect the adoption of this guidance to have a material effect on the timing and pattern of revenue recognition in future periods. The Group does not expect this new guidance to affect future pricing practices or go-to-market strategies.

(i)    Cost of revenue

        Cost of revenue for the primary real estate agency services segment includes costs directly related to providing services, which include costs incurred for marketing and sale of primary real estate projects for which the Group acts as the agent and for developing. Cost of revenue for the secondary real estate brokerage services segment includes rental expenses incurred for properties leased by the Group as brokerage stores. Cost of revenue of real estate information and consulting services segment primarily consists of sales commission and costs incurred for developing, maintaining and updating the CRIC database system, which includes cost of data purchased or licensed from third-party sources, personnel related costs and associated equipment depreciation. Cost of revenue for the real estate online services segment consists of costs associated with the production of websites, which includes fees paid to third parties for Internet connection, content and services, personnel related costs, amortization of intangible assets, depreciation associated with website production equipment, fees paid to SINA for advertising inventory on non-real estate channels and amortization of the exclusive right with Baidu. Cost of revenue for real estate advertising services also consists of fees paid to third parties for the services directly related to advertising design and the cost incurred to acquire advertising space for resale. Cost of revenue for promotional event services includes salaries of sales and support staff and fees paid to third parties for the services directly related to promotional event services.

(j)    Advertising expenses

        Advertising expenses are charged to the statements of operations in the period incurred. The Group incurred advertising expenses amounting to $11,584,192 and $15,213,654 for the nine months ended September 30, 2010 and 2011, respectively.

(k)    Government subsidies

        Government subsidies include cash subsidies received by the Company's subsidiaries in the PRC from local governments. These subsidies are generally provided as incentives for conducting business in certain local districts. Cash subsidies of $3,812,321 and $5,635,394 were included in other income for the nine months ended September 30, 2010 and 2011, respectively. Cash subsidies are recognized when received and when all the conditions for their receipt have been satisfied. There is no assurance that the Group will receive similar or any subsidiaries in the future.

(l)    Concentration of credit risk

        Financial instruments that potentially expose the Group to concentrations of credit risk consist primarily of cash and cash equivalents, accounts receivable and customer deposits. The Group places its cash and cash equivalents with reputable financial institutions.

        The Group regularly reviews the creditworthiness of its customers, but generally does not require collateral or other security from its customers. The Group establishes an allowance for doubtful accounts and customer deposits primarily based upon factors surrounding the credit risk of specific customers.

        Movement of the allowance for doubtful accounts for accounts receivable and customer deposits for the nine months ended September 30 is as follows:

	2010	2011
	$	$
Balance as of January 1	13,799,920	18,836,275
Provisions for doubtful accounts	1,579,920	4,195,051
Write offs	(807,481)	(12,042,492)
Changes due to foreign exchange	265,519	633,097

Balance as of September 30	14,837,878	11,621,931

        The allowance for other receivables was immaterial for all periods presented.

(m)    Earnings (loss) per share

        The following table sets forth the computation of basic and diluted income per share for the periods indicated:

	Nine Months Ended September 30,
	2010	2011
Net income (loss) attributable to E-House shareholders—basic	$23,230,566	$(242,492,262)
Decrease of income from CRIC*	$(161,118)	$—

Net income (loss) attributable to E-House ordinary shareholders—diluted	$23,069,448	$(242,492,262)

Weighted average ordinary shares outstanding	80,224,258	80,210,915
Share options	936,096	—

Weighted average number of ordinary shares outstanding—diluted	81,160,354	80,210,915

Basic earnings (loss) per share	$0.29	$(3.02)

Diluted earnings (loss) per share	$0.28	$(3.02)

*
In calculating diluted earnings (loss) per share, the amount of CRIC's net income (loss) included in net income (loss) attributable to E-House shareholders is calculated by multiplying CRIC's diluted EPS by the weighted average number of CRIC shares held by E-House's during the period, which may result in net income (loss) attributable to E-House shareholders, for purposes of computing diluted earnings (loss) per share, being different from that actually recorded in the consolidated statements of operations. This difference is presented as decrease of income from CRIC.

        Diluted earnings (loss) per share do not include the following instruments as their inclusion would be anti-dilutive:

	Nine Months Ended September 30,
	2010	2011
Share options	—	572,032

(n)    Non-controlling interest

        As of September 30, 2011, E-House retained a 54.13% equity interest in CRIC. Non-controlling interest in CRIC included in the Company's consolidated balance sheets was $469,328,225 and $267,777,274 as of December 31, 2010 and September 30, 2011, respectively. For the nine months ended September 30, 2010 and 2011, $7,394,078 of Group's consolidated net income and $187,624,159 of the Group's consolidated net loss was allocated to CRIC, respectively.

        The following schedule shows the effects of changes in E-House's ownership interest in CRIC on equity attributable to E-House:

	Nine Months Ended September 30,
	2010	2011
	$	$
Net income (loss) attributable to E-House	23,230,566	(242,492,262)
Transfers to the non-controlling interest:
Decrease in E-House's additional paid-in capital for purchase of 1,086,100 and 4,206,600 CRIC common shares for the nine months ended September 30, 2010 and 2011, respectively	(2,683,082)	(120,820)
Decrease in E-House's additional paid-in capital for the exercise of CRIC's options and the vesting of CRIC's restricted shares	(1,843,838)	(2,285,483)

Net transfers to non-controlling interest	(4,526,920)	(2,406,303)

Change from net income attributable to E-House and transfers (to) from non-controlling interest	18,703,646	(244,898,565)

(o)    Recently issued accounting pronouncements

        In May 2011, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") 2011-04, "Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs". This ASU is the result of joint efforts by the FASB and International Accounting Standards Board to develop a single, converged fair value framework. The guidance is largely consistent with existing fair value measurement principles in U.S. GAAP. The guidance expands the existing disclosure requirements for fair value measurements and makes other amendments. The guidance is to be applied prospectively and is effective for interim and annual periods beginning after December 15, 2011, for public entities. Early application by public entities is not permitted. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial statements.

        In June 2011, the FASB issued ASU 2011-05, "Comprehensive Income (Topic 220): Presentation of Comprehensive Income". This ASU revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. Under the two-statement approach, the first statement would include components of net income, which is consistent with the income statement format used today, and the second statement would include components of other comprehensive income ("OCI"). The ASU does not change the items that must be reported in OCI. For public entities, the ASU's amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For all entities, guidance must be applied retrospectively for all periods presented in the financial statements. Early adoption is permitted. The Group does not expect the adoption of this ASU will have a significant effect on its consolidated financial statements.

        In September 2011, the FASB issued ASU 2011-08, "Intangibles—Goodwill and Other (Topic 350): Testing Goodwill for Impairment". This ASU permits an entity to first assess qualitative factors to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying amount as a basis for determining whether it is necessary to perform the two-step goodwill impairment test described in Topic 350. The more-likely-than-not threshold is defined as having a likelihood of more than 50 percent. The amendments in this ASU apply to all entities, both public and nonpublic, that have goodwill reported in their financial statements. The amendments are effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Early adoption is permitted, including for annual and interim goodwill impairment tests performed as of a date before September 15, 2011, if an entity's financial statements for the most recent annual or interim period have not yet been issued or, for nonpublic entities, have not yet been made available for issuance. The Group does not expect the adoption of this pronouncement will have a significant effect on its consolidated financial statements.